UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02605

Franklin U. S. Government Money Fund

            (Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _6/30

Date of reporting period: _03/31/17

Item 1. Schedule of Investments.

FRANKLIN U.S. GOVERNMENT MONEY FUND

Statement of Investments, March 31, 2017 (unaudited)
	Shares	Value
Management Investment Companies (Cost $2,558,103,714) 100.0%
[a] The U.S. Government Money Market Portfolio, 0.52%	2,558,103,714	$2,558,103,714
Other Assets, less Liabilities (0.0)%†		(1,174,956)
Net Assets 100.0%		$2,556,928,758

†Rounds to less than 0.1% of net assets.
aThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN U.S. GOVERNMENT MONEY FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin U.S. Government Money Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund’s Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At March 31, 2017, the Fund owned 10.6% of the Portfolio.

3. INCOME TAXES

At March 31, 2017, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

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FRANKLIN U.S. GOVERNMENT MONEY FUND
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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THE MONEY MARKET PORTFOLIOS

Statement of Investments, March 31, 2017 (unaudited)

The U.S. Government Money Market Portfolio

	Principal Amount	Value

Investments 102.5%
U.S. Government and Agency Securities 79.4%
[a] FFCB,
4/10/17	$50,000,000	$49,991,625
4/12/17	50,000,000	49,990,375
4/18/17	37,000,000	36,986,546
4/24/17	35,000,000	34,983,900
4/27/17	35,000,000	34,981,800
5/02/17	100,000,000	99,937,139
5/03/17	20,000,000	19,987,022
5/04/17	25,000,000	24,983,271
5/09/17	70,000,000	69,946,061
[a] FHLB,
4/03/17	100,000,000	99,996,944
4/05/17	150,000,000	149,990,944
4/07/17	300,000,000	299,973,017
4/10/17	50,000,000	49,993,375
4/12/17	442,000,000	441,920,809
4/17/17	450,000,000	449,881,067
4/19/17	424,000,000	423,862,200
4/21/17	200,000,000	199,941,222
4/26/17	200,000,000	199,895,694
4/28/17	350,000,000	349,815,462
5/03/17	300,000,000	299,814,400
5/05/17	269,000,000	268,830,227
5/10/17	340,000,000	339,775,804
5/12/17	300,000,000	299,787,711
5/17/17	50,000,000	49,951,189
5/19/17	150,000,000	149,847,000
5/24/17	300,000,000	299,690,833
5/26/17	329,000,000	328,655,646
6/02/17	250,000,000	249,686,556
6/07/17	150,000,000	149,778,342
6/09/17	100,000,000	99,848,775
6/14/17	200,000,000	199,669,467
6/16/17	200,000,000	199,667,289
7/28/17	50,000,000	49,895,439
[a] FHLMC,
4/03/17	550,000,000	549,978,611
4/06/17	122,600,000	122,591,019
4/21/17	87,464,000	87,439,461
5/22/17	207,928,000	207,771,881
5/26/17	124,200,000	124,059,585
6/19/17	100,000,000	99,834,319
6/26/17	300,000,000	299,441,597
[a] FNMA,
4/03/17	900,000,000	899,966,056
4/04/17	700,000,000	699,986,389
4/05/17	250,000,000	249,986,111
4/12/17	32,787,000	32,781,891
4/19/17	100,000,000	99,973,500
4/26/17	200,000,000	199,927,778
4/28/17	37,800,000	37,778,170
5/03/17	250,000,000	249,886,667

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value

Investments (continued)
U.S. Government and Agency Securities (continued)
[a] FNMA, (continued)
5/10/17	$240,000,000	$239,863,933
5/17/17	330,334,000	330,099,404
5/24/17	383,182,000	382,814,958
6/28/17	237,142,000	236,692,748
[a] U.S. Treasury Bill,
4/06/17	295,750,000	295,729,618
4/13/17	650,000,000	649,877,650
4/20/17	900,000,000	899,684,917
4/27/17	800,000,000	799,641,778
5/04/17	500,000,000	499,767,396
5/11/17	550,000,000	549,674,722
5/18/17	200,000,000	199,859,000
5/25/17	326,060,000	325,785,100
6/01/17	100,000,000	99,912,736
6/08/17	100,000,000	99,859,278
6/15/17	77,040,000	76,914,810
6/22/17	300,000,000	299,480,667
6/29/17	152,080,000	151,802,189
7/06/17	65,930,000	65,819,238
7/13/17	100,000,000	99,831,194
7/20/17	200,000,000	199,630,278
7/27/17	131,060,000	130,804,433
8/03/17	250,000,000	249,461,806
8/10/17	250,000,000	249,435,972
8/17/17	100,000,000	99,752,750
8/24/17	100,000,000	99,730,139
8/31/17	100,000,000	99,717,111
9/07/17	200,000,000	199,262,417
9/14/17	400,000,000	398,321,556
9/21/17	300,000,000	298,716,917
9/28/17	300,000,000	298,642,500
10/12/17	100,000,000	99,633,556
11/09/17	50,000,000	49,785,708
1/04/18	6,545,000	6,501,028
2/01/18	71,100,000	70,610,476
U.S. Treasury Note, 0.50%, 4/30/17	250,000,000	249,994,364
Total U.S. Government and Agency Securities (Cost $19,136,472,533)		19,136,472,533
[b] Repurchase Agreements 23.1%
Barclays Capital Inc., 0.76%, 4/03/17 (Maturity Value $37,502,375)
Collateralized by U.S. Treasury Note, 1.75%, 12/31/20 (valued at $38,462,531)	37,500,000	37,500,000
Deutsche Bank Securities Inc., 0.80%, 4/03/17 (Maturity Value $4,000,267)
Collateralized by [a]U.S. Treasury Bill, 5/25/17; and U.S. Treasury Bond, 8.75%, 5/15/20 (valued
at $4,080,049)	4,000,000	4,000,000
Federal Reserve Bank, 0.75%, 4/03/17 (Maturity Value $5,150,321,875)
Collateralized by U.S. Treasury Bond, 3.125% - 6.25%, 8/15/23 - 11/15/41; and U.S. Treasury
Note, 1.375% - 3.625%, 1/31/20 - 8/15/23 (valued at $5,150,321,967)	5,150,000,000	5,150,000,000
Goldman Sachs & Co., 0.75%, 4/03/17 (Maturity Value $125,007,813)
Collateralized by U.S. Treasury Note, 2.875%, 3/31/18 (valued at $127,526,575)	125,000,000	125,000,000
HSBC Securities Inc., 0.77%, 4/03/17 (Maturity Value $225,014,438)
Collateralized by U.S. Government and Agency Securities, 0.00% - 2.375%, 6/01/17 - 3/15/22
(valued at $229,500,775)	225,000,000	225,000,000

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THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)
	Principal Amount	Value
Investments (continued)
[b] Repurchase Agreements (continued)
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.74%, 4/03/17 (Maturity Value $40,002,467)
Collateralized by U.S. Treasury Note, 1.75%, 11/30/21 (valued at $41,044,142)	$40,000,000	$40,000,000
Total Repurchase Agreements (Cost $5,581,500,000)		5,581,500,000
Total Investments (Cost $24,717,972,533) 102.5%		24,717,972,533
Other Assets, less Liabilities (2.5)%		(605,705,974)
Net Assets 100.0%		$24,112,266,559

See Abbreviations on page 8.

[a]The security was issued on a discount basis with no stated coupon rate.
[b]At March 31, 2017, all repurchase agreements had been entered into on that date.

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THE MONEY MARKET PORTFOLIOS

Notes to Statement of Investments (unaudited)

The U.S. Government Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At March 31, 2017, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2017, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to

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THE MONEY MARKET PORTFOLIOS
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. NEW ACCOUNTING PRONOUNCEMENTS (continued)

the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

6. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Portfolio’s financial statements and related disclosures.

7. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

For additional information on the Portfolio’s significant accounting policies, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  May 25, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  May 25, 2017